NOTES PAYABLE (Details Narrative)						1 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	Mar. 24, 2021 USD ($)	Jan. 15, 2021 USD ($)	Nov. 30, 2019 USD ($)	Jul. 03, 2019	Nov. 30, 2019 USD ($) Integer	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Debt principal balance	$ 500,000							$ 1,062,764
Line of Credit Facility, Average Outstanding Amount							0
Amortization of Debt Discount (Premium)	$ 600,000						83,548	4,928,010
Cougar Express [Member]
Restructuring Cost and Reserve [Line Items]
Long-Term Line of Credit							5,000
Promissory Notes [Member]
Restructuring Cost and Reserve [Line Items]
Notes Payable				$ 460,510		$ 460,510
Debt Instrument, Maturity Date					Jan. 03, 2021
Sixty Monthly Installments [Member]
Restructuring Cost and Reserve [Line Items]
Number of installments | Integer						60
Convertible Debt				$ 9,304		$ 9,304
Remaining Fifty-Nine Payments [Member]
Restructuring Cost and Reserve [Line Items]
Debt Instrument, Maturity Date				Jan. 27, 2020
Equipment Notes Payable One [Member]
Restructuring Cost and Reserve [Line Items]
Notes and Loans Payable							0	375,422
Cougar PPP Loan [Member] | Paycheck Protection Program [Member]
Restructuring Cost and Reserve [Line Items]
Debt principal balance								622,240
Notes Payable									$ 622,240
Notes Payable [Member]
Restructuring Cost and Reserve [Line Items]
Amortization of Debt Discount (Premium)							0	$ 605,763
Double D Trucking, Inc. [Member] | Promissory Notes [Member]
Restructuring Cost and Reserve [Line Items]
Promissory notes			$ 400,000				100,000
Debt Instrument, Description			The principal amount of $
Debt principal balance			$ 400,000
Debt Instrument, Periodic Payment			$ 100,000
Debt Instrument, Interest Rate, Stated Percentage			4.00%
Double D Trucking, Inc. [Member] | Truck Notes Payable [Member]
Restructuring Cost and Reserve [Line Items]
Notes and Loans Payable							17,985
Cougar Express, Inc [Member]
Restructuring Cost and Reserve [Line Items]
Debt principal balance		$ 350,000
Cougar Express, Inc [Member] | Promissory Notes [Member]
Restructuring Cost and Reserve [Line Items]
Promissory notes		350,000					175,000
Debt principal balance		350,000
Debt Instrument, Periodic Payment		$ 175,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Cougar Express, Inc [Member] | Equipment Notes Payable One [Member]
Restructuring Cost and Reserve [Line Items]
Notes and Loans Payable							$ 2,611